Subsequent Events (Details)			1 Months Ended	12 Months Ended
	Nov. 12, 2016 USD ($)	Nov. 12, 2016 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 23, 2017 USD ($)	Mar. 23, 2017 CNY (¥)	Jan. 04, 2017 USD ($)	Jan. 04, 2017 CNY (¥)	Nov. 12, 2016 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)
Subsequent Event (Textual)
Capital contribution						$ 3,340,396
Investment Agreement [Member] | Beijing Jiate Information Technology, Ltd. [Member]
Subsequent Event (Textual)
Investment												$ 706,000	¥ 4,900,000
Equity interest, percentage												49.00%	49.00%
Investment Agreement [Member] | Hebei Taiying [Member]
Subsequent Event (Textual)
Investment												$ 356,000	¥ 2,450,000
Equity interest, percentage												49.00%	49.00%
Investment Agreement [Member] | Beijing Ling Ban Intelligence Online Services Co Ltd [Member]
Subsequent Event (Textual)
Investment	$ 864,000										¥ 6,000,000
Equity interest, percentage	10.00%										10.00%
Acquire additional equity interest percentage	10.00%										10.00%
Cash consideration	$ 864,000	¥ 6,000,000
Subscription Agreement [Member] | Beijing Ling Ban Future Technology Co Ltd [Member]
Subsequent Event (Textual)
Investment	$ 2,592,000										¥ 18,000,000
Equity interest, percentage	6.00%										6.00%
Subsequent Event [Member] | Investment Agreement [Member] | Beijing Jiate Information Technology, Ltd. [Member]
Subsequent Event (Textual)
Capital contribution			$ 356,000
Subsequent Event [Member] | Investment Agreement [Member] | Beijing Ling Ban Intelligence Online Services Co Ltd [Member]
Subsequent Event (Textual)
Amount trnasferred to Ling Ban Online									$ 864,000	¥ 6,000,000
Subsequent Event [Member] | Subscription Agreement [Member] | Beijing Ling Ban Future Technology Co Ltd [Member]
Subsequent Event (Textual)
Tranferred to investment							$ 1,162,000	¥ 8,000,000